Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022			$ 38,571,534	$ (17,081,330)	$ (1,281,864)	$ (152,125)	$ 20,056,215
Balance, shares at Dec. 31, 2022	[1]	871
Issuance of ordinary shares on conversion of convertible notes
Issuance of ordinary shares on conversion of convertible notes, shares	[1]	568
Ordinary Shares issued for the acquisitions			5,772,425				5,772,425
Ordinary Shares issued for the acquisitions, shares	[1]	24
Capital Contributions			171,874				171,874
Net Income (loss)				(16,066,384)		(246,321)	(16,312,705)
Foreign Currency Translation Adjustment					(671,902)		(671,902)
Shares based compensation granted to employees
Balance at Dec. 31, 2023			44,515,833	(33,147,714)	(1,953,766)	(398,446)	9,015,907
Balance, shares at Dec. 31, 2023	[1]	1,463
Net Income (loss)				5,114,684			5,114,684
Foreign Currency Translation Adjustment					(3,344,739)		(3,344,739)
Capital Contributions			47,748,628				47,748,628
Capital Contributions, shares	[1]	30,000
Shares based compensation granted to employees			442,883				442,883
Shares based compensation granted to employees, shares	[1]	219
Balance at Dec. 31, 2024			92,707,344	(28,033,030)	(5,298,505)	(398,446)	58,977,363
Balance, shares at Dec. 31, 2024	[1]	31,682
Net Income (loss)				(18,590,749)		398,446	(18,192,303)
Foreign Currency Translation Adjustment					81,711		81,711
Shares based compensation granted to employees							826,883
Issuance of shares of common stock			7,701,223				7,701,223
Issuance of shares of common stock, shares	[1]	120,000
Shares based compensation granted to employees			826,883				826,883
Shares based compensation granted to employees, shares	[1]	4,752
Balance at Dec. 31, 2025			$ 101,235,450	$ (46,623,779)	$ (5,216,794)		$ 49,394,877
Balance, shares at Dec. 31, 2025	[1]	156,434

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of at a ratio of 1-for-20 effective on April 1, 2025 (Note 11) and 1-for-100 effective on April 6, 2026 (Note 16).